Document and Entity Information	May 19, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001628369
Document Type	8-K
Document Period End Date	May 19, 2020
Entity Registrant Name	CUSHMAN & WAKEFIELD PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-38611
Entity Tax Identification Number	98-1193584
Entity Address, Address Line One	125 Old Broad Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2N 1AR
City Area Code	44
Local Phone Number	20 3296 3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $0.10 nominal value
Trading Symbol	CWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false